Changes in Project-Related Estimates	12 Months Ended
Dec. 30, 2016
Changes in Project-Related Estimates
Changes in Project-Related Estimates

(2) Changes in Project-Related Estimates

We have a fixed-price transportation contract to design and construct roadway improvements on an expressway in the southwestern United States.  The project is approximately 75% complete as of December 30, 2016.  In 2014, we experienced unforeseen and unexpected cost growth resulting in charges to operations totaling $38.7 million for the year ended December 31, 2014, which included both the reversal of previously recognized profits as well as the recording of the estimated total loss on the project at completion.  In 2015, additional increases to the cost estimates were identified primarily caused by design changes for a water main relocation, the discovery of extremely hard and abrasive rock during construction, differing site conditions, unidentified and mismarked utilities, client requested changes, labor supply challenges in the construction market, lower than expected labor productivity, and severe adverse weather delays.  These increased cost growth resulted in the recording of additional project losses of $93.6 million in the year ended December 25, 2015.

During the first half of 2016, we estimated further cost growth in the amount of $60.0 million as a result of a review of the covered scope of contracts, survey engineering and design challenges, rework of previously installed work and client-caused delays, including limited daytime access to portions of the site, the sum of which resulted in increased material quantities and work and schedule extensions.  We also had severe weather including record rainfall, and production shortfalls resulting from differing site conditions and engineering rework.  Additionally, during the second half of 2016, we estimated additional cost growth of $61.3 million due to continued survey engineering and design challenges, additional rework, greater than expected subcontractor costs, subcontracting work previously planned to be self-performed, delivery schedule extensions (which increased the overall estimated costs for labor and expenses), greater than expected construction material expenditures, and additional weather delays.

CH2M is seeking resolution of outstanding change orders and claims through a combination of submissions to the Disputes Board under the terms of the contract and direct negotiations with the client.  Change orders and claims totaling approximately $84.0 million have been submitted to the client.  We have received favorable, non-binding recommendations from the Disputes Board on some of the claims.  We have not been able to reach a mutual resolution with the client on these claims or the other change orders submitted.  CH2M will continue to aggressively pursue its entitlements based on claims and change orders, including litigation if it cannot reach resolution with the client.  Accordingly, we cannot currently estimate the timing or amounts of recoveries or costs that may be achieved or incurred through these resolution processes, and as such, we have not included any recoveries from these change orders and claims in our current estimated costs to complete.

While management believes that it has recorded an appropriate provision to complete the project, we may incur additional costs and losses if our cost estimation processes identify new costs not previously included in our total estimated loss.  These possible cost increases include extensions of the schedule to complete the job, lower than expected productivity levels, and performance issues with our subcontractors.  These potential changes in estimates could be materially adverse to the Company’s results of operations, cash flow or liquidity.

All reserves for project related losses for projects related to our continuing operations are included in other accrued liabilities and totaled $71.2 million and $62.7 million as of December 30, 2016 and December 25, 2015, respectively.  Refer to Note 18 – Discontinued Operations for additional details regarding projects and related project reserves reported within discontinued operations.